14. INCOME TAX: Schedule of reconciliation of income taxes at statutory rates (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Details
Net loss for the year	$ (138,911)	$ (2,097,599)	$ (1,885,332)
Expected income tax recovery	(37,000)	(566,352)	(509,040)
Effect of foreign tax rate	(16,000)	46,724	145,825
Non-deductible items	1,000	112,279	38,513
Deductible items	(6,000)	(15,196)	(15,911)
Unrecognized benefit of non-capital losses	58,000	422,545	340,613
Income taxes at statutory	$ 0	$ 0	$ 0